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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/10

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northaven Management, Inc.
Address: 375 Park Ave., Suite 2709
         New York, NY 10152

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena Plesmid
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:


A Plesmid                                    New York, NY            10/19/10
-------------------------------------   ----------------------   ---------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-__________          _________

[Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:     92,470
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name

      28-__________          __________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ -------- --------- --------- ---------------- ---------- -------- ------------------
                                                                                                        VOTING AUTHORITY
               NAME OF               TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
               ISSUER                  CLASS    CUSIP    [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------ -------- --------- --------- ------- --- ---- ---------- -------- ------ ------ ----
ARTHUR J. GALLAGHER & CO             COM      363576109   2162340   82000 SH       SOLE                 82000
ALTERRA CAPITAL HOLDINGS LIMITED     COM      G0229R108   7248569  363884 SH       SOLE                363884
AON CORP                             COM      037389103   2033720   52000 SH       SOLE                 52000
ARES CAPITAL CORPORATION             COM      04010L103   1721500  110000 SH       SOLE                110000
BANNER CORPORATION                   COM      06652V109    507600  235000 SH       SOLE                235000
BRYN MAWR BANK CORP                  COM      117665109    773178   44900 SH       SOLE                 44900
COMMUNITY BANKERS TRUST CORP         COM      203612106    488366  493299 SH       SOLE                493299
CATHAY GENERAL BANCORP               COM      149150104   1486250  125000 SH       SOLE                125000
CHUBB CORP                           COM      171232101   2279600   40000 SH       SOLE                 40000
COMERICA INC                         COM      200340107   4086500  110000 SH       SOLE                110000
COLUMBIA BANKING SYSTEM INC          COM      197236102   2849250  145000 SH       SOLE                145000
CITIZENS SOUTH BANKING               COM      176682102   1307500  261500 SH       SOLE                261500
CONNECTICUT BANK & TRUST COMPANY     COM      207546102   1779620  352400 SH       SOLE                352400
DISCOVER FINANCIAL SERVICES          COM      254709108   3753000  225000 SH       SOLE                225000
EASTERN INSURANCE HOLDINGS INC       COM      276534104   6839789  658305 SH       SOLE                658305
ENDURANCE SPECIALTY HOLDINGS LTD     SHS      G30397106   3781000   95000 SH       SOLE                 95000
EASTERN VIRGINIA BANKSHARES INC      COM      277196101    767084  210160 SH       SOLE                210160
FIRST CALIFORNIA FINANCIAL GROUP INC COM      319395109    980000  400000 SH       SOLE                400000
FIRST COMMUNITY BANCSHARES           COM      31983A103    863010   66900 SH       SOLE                 66900
FIRST MIDWEST BANCORP INC            COM      320867104   2190700  190000 SH       SOLE                190000
HAMPSHIRE FIRST BANK                 OTC EQ   408853109   2578300  271400 SH       SOLE                271400
HERITAGE FINANCIAL CORP              COM      42722X106   4334036  309574 SH       SOLE                309574
INVESCO LTD                          SHS      G491BT108   2653750  125000 SH       SOLE                125000
JPMORGAN CHASE & CO                  COM      46625H100   2283600   60000 SH       SOLE                 60000
LEGG MASON INC.                      COM      524901105   1060850   35000 SH       SOLE                 35000
LENDER PROCESSING SERVICES INC       COM      52602E102   1342492   40400 SH       SOLE                 40400
MARSH & MCLENNAN COMPANIES INC       COM      571748102   3376800  140000 SH       SOLE                140000
NEW ENGLAND BANCSHARES INC           COM NEW  643863202   1569472  219200 SH       SOLE                219200
ORIENTAL FINANCIAL GROUP INC         COM      68618W100   3325000  250000 SH       SOLE                250000
PACWEST BANCORP                      COM      695263103   3029454  158943 SH       SOLE                158943
PACIFIC CONTINENTAL CORP             COM      69412V108   1652485  182595 SH       SOLE                182595
PRINCIPAL FINANCIAL GROUP INC        COM      74251V102   2332800   90000 SH       SOLE                 90000
PARK STERLING BANK INC               COM      70086W109    917440  150400 SH       SOLE                150400
STATE BANCORP INC                    COM      855716106   4353504  484800 SH       SOLE                484800
UMPQUA HOLDINGS                      COM      904214103   1417500  125000 SH       SOLE                125000
US BANCORP (DEL)                     COM NEW  902973304   3783500  175000 SH       SOLE                175000
UNIVEST CORP OF PENNSYLVANIA         COM      915271100   2095200  120000 SH       SOLE                120000
WILLIS GROUP HOLDINGS LTD            SHS      G96666105   2465600   80000 SH       SOLE                 80000